JOHCM Asia Ex-Japan Equity Fund
FUND SUMMARY<br/>JOHCM Asia ex-Japan Equity Fund
Investment Objective
The investment objective of the JOHCM Asia ex-Japan Equity Fund (the "Fund") is to seek long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees - JOHCM Asia Ex-Japan Equity Fund	Institutional Shares	Class I Shares	Class II Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none	none
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of net asset value)	none	none	none
Redemption Fee	none	none	none

Annual Fund Operating Expenses<br/> (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - JOHCM Asia Ex-Japan Equity Fund		Institutional Shares	Class I Shares	Class II Shares
Management Fee		1.09%	1.09%	1.09%
Distribution (Rule 12b-1) Fees		none	0.10%	0.25%
Other Expenses		0.20%	0.20%	0.20%
Total Annual Fund Operating Expenses		1.29%	1.39%	1.54%
Fee Waivers and Reimbursements	[1],[2]	(0.49%)	(0.49%)	(0.49%)
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements		0.80%	0.90%	1.05%
[1]	In August 2018, the Adviser’s agreement to waive fees and reimburse expenses of the Fund was amended to increase the amounts of waiver or reimbursement. Consequently, Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements in the fee table will not correspond to the Fund’s financial highlights.
[2]	J O Hambro Capital Management Limited (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) exceed 0.80%, 0.90% and 1.05% for Institutional Shares, Class I Shares, and Class II Shares, respectively, until January 28, 2020. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the fiscal year in which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) to exceed the current expense limitation or the applicable expense limitation that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and reimburse expenses may be terminated by the Board of Trustees at any time and will terminate automatically upon termination of the Investment Management Agreement.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. The contractual expense limitation for the Fund is reflected only in the 1 year example. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:
Expense Example - JOHCM Asia Ex-Japan Equity Fund - USD ($)	1 year	3 years	5 years	10 years
Institutional Shares	82	361	661	1,513
Class I Shares	92	392	714	1,626
Class II Shares	107	438	793	1,793

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 51.14% of the average value of its portfolio.
Principal Investment Strategy
The Fund invests at least 80% of its assets (net assets plus the amount of borrowings for investment purposes) in equity securities of companies located in the Asia (excluding Japan) region (“Asia (ex-Japan)”). Shareholders will be given 60 days’ advance notice of any change to this policy. A company is generally considered to be an Asia (ex-Japan) company if, as determined by the Adviser, (i) it is organized under the laws of, or has its principal place of business or principal office in a country of the Asia (ex-Japan) region; (ii) it has its principal securities trading market in a country in Asia (ex-Japan); (iii) it derives at least 50% of its revenues or profits from goods produced or sold, investments made, services performed, or has at least 50% of its assets located in Asia (ex-Japan); or (iv) issues securities denominated in the currency of a country in Asia (ex-Japan). Countries included in the Asia (ex-Japan) region include, among others, Bangladesh, China, Hong Kong, India, Indonesia, Malaysia, Mauritius, Pakistan, Philippines, Singapore, South Korea, Sri Lanka, Taiwan, Thailand, and Vietnam.

The Fund invests primarily in common stock, but may also invest in other types of equity securities, including, but not limited to, preferred stock, rights, warrants, and depositary receipts. The Fund will generally invest in equity securities of companies which have a market capitalization at the time of purchase of greater than U.S. $500 million. The Fund may also hold stocks of companies with market capitalizations of greater than U.S. $10 billion.

The Fund invests the majority of its assets in high quality, growth companies that have strong management teams who recognize the potential to boost returns for shareholders through efficient capital management. A smaller portion of the portfolio may be invested in value companies that are restructuring or shifting to a more sustainable quality growth model and are trading at a book value significantly lower (often one standard deviation) than their historical levels.

The investment process is focused on identifying and owning Quality, Long-term Sustainable Growth (QLSG) companies, which are businesses that can sustainably grow over economic and liquidity cycles. The investment process will be driven by fundamental bottom-up stock selection, with an overlay of top-down macro, country, and sector analysis. The adviser applies a fundamental bottom-up analysis in its stock selection, focusing on a particular investment opportunity or small set of opportunities, and reviews various information sources such as financial statements, company announcements and disclosures, and economic and industry reports to determine which investments are appropriate for the Fund. This analysis is augmented with a top-down macro overlay that first considers the condition of the market as a whole and then strategically focuses the analysis by country and, ultimately, by sector. Decisions will be based on a screening process based on rigorous research that takes into account the fundamentals, future prospects, and current valuations of companies. There is a continuous effort on meeting or speaking with the management of relevant companies to evaluate business models and determine business trends.

Although the Fund will primarily invest directly in Asia (ex-Japan) equity securities, the Fund may from time to time invest in equity securities of companies domiciled or exercising the predominant part of their economic activities in Australia and New Zealand as well. These are developed markets, with increasing linkages to the Asian region. The investments in Australia and New Zealand will not exceed 15% of the of the Fund’s assets.

The Fund may hedge the portfolio by selling listed equity index futures of the markets that the Fund invests in, but this will be purely for the purposes of hedging or downside protection and will not exceed 25% of the Fund’s assets.
Principal Investment Risks
All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund’s investments will fluctuate with market conditions, and the value of your investment in the Fund also will vary. You could lose money on your investment in the Fund, or the Fund could perform worse than other investments. Investments in the Fund are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are the main risks of investing in the Fund.

Management Risk. The Adviser’s judgments about the attractiveness, value, and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect, and there is no guarantee that individual securities will perform as anticipated.

Equity Securities Risk. The risk that events negatively affecting issuers, industries, or financial markets in which the Fund invests will impact the value of the stocks held by the Fund and thus, the value of the Fund’s shares over short or extended periods. Price volatility is the principal risk of investing in the Fund. Investments in small-capitalization or in mid-capitalization companies may be more volatile than investments in larger companies.

Foreign & Emerging Markets Risk. Investing in foreign securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers. Investing in emerging market securities magnifies the risks inherent in foreign investments. The potential departure of one or more other countries from the European Union may have significant political and financial consequences for global markets.

Geographic Concentration Risk. The risk that events negatively affecting the fiscal stability of a particular country or region in which the Fund focuses its investments will cause the value of the Fund’s shares to decrease, perhaps significantly. To the extent the Fund concentrates its assets in a particular country or region, the Fund is more vulnerable to financial, economic, or other political developments in that country or region as compared to a fund that does not concentrate holdings in a particular country or region. As a result, the Fund may be more volatile than a fund which is broadly diversified geographically.

Currency Risk. Investments in foreign countries are also subject to currency risk. As the Fund’s investments in foreign securities are generally denominated in foreign currencies, changes in the value of those currencies compared to the U.S. dollar may affect the value of the Fund’s investments. Some of the currencies in emerging markets have experienced devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain such currencies. Certain developing countries face serious exchange constraints.

Small-Cap and Mid-Cap Company Risk. The small- and mid-capitalization companies in which the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-capitalization companies may have limited product lines, markets and financial resources, and may depend upon relatively small management groups. Therefore, small and mid-capitalization stocks may be more volatile than those of larger companies. Investments in small- capitalization or in mid-capitalization companies may be more volatile than investments in larger companies.

Value Investing Risk. The Fund may invest in value securities, which are securities of companies that may have experienced adverse business, industry, or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. It may take longer than expected for the value of such securities to rise to the anticipated value, or the value may never do so.

Derivatives Risk. A derivative is an instrument with a value based on the performance of an underlying financial asset, index, or other measure. The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments. Derivatives may be volatile, difficult to value, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.
Performance Information
The bar chart and performance table below provide an indication of the risks of an investment in the Fund by showing how the Fund's performance has varied from year to year, and by showing how the Fund's average annual returns compare with those of a broad measure of market performance. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. After-tax returns are shown for Institutional Share Class only and will vary from the after-tax returns for the other share classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling 866-260-9549 (toll free) or 312-557-5913.
Annual Return – Institutional Class Shares for years ended December 31
[1]	The Fund's fiscal year end is September 30. The Fund's most recent quarterly return (since the end of the last fiscal year) through December 31, 2018 was 6.85%.

Best Quarter:	09/30/2016	13.71%
Worst Quarter:	12/31/2016	(12.03)%

Average Annual Total Returns for the Periods Ended December 31, 2018
Average Annual Total Returns - JOHCM Asia Ex-Japan Equity Fund		1 Year	Since Inception [1]	Inception Date
Institutional Class Shares		(21.14%)	0.55%	Mar. 28, 2014
Institutional Class Shares | After Taxes on Distributions		(24.57%)	(0.46%)	Mar. 28, 2014
Institutional Class Shares | After Taxes on Distributions and Sale of Fund Shares		(9.71%)	0.56%	Mar. 28, 2014
Class I Shares		(21.24%)	0.49%	Jun. 26, 2014
Class II Shares		(21.26%)	0.32%	Jun. 26, 2014
Morgan Stanley Capital International All Country Asia ex Japan Index (reflects no deductions for fees or expenses)	[2]	(14.37%)	4.55%	Mar. 28, 2014
[1]	The Institutional Class Shares of the JOHCM Asia Ex-Japan Equity Fund commenced operations on March 28, 2014. Class I and II Shares commenced operations on June 26, 2014. Historical performance for Class I and Class II Shares prior to their inception is based on the performance of the Institutional Class Shares. The performance of Class I and Class II Shares has been adjusted to reflect differences in expenses.
[2]	Index returns shown are net of withholding taxes.